Warrant Liability (Details Narrative)		3 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2021 USD ($)	Jan. 31, 2022 USD ($) $ / shares	Jan. 31, 2022 USD ($) $ / shares	Jul. 31, 2021 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Increase (decrease) through exercise of warrants, equity	$ 6,621,347
Fair value of warrants		$ 248,486	$ 248,486	$ 199,458
Gain (loss) on fair value of warrant liability		$ 57,738	$ 49,028
Warrants [Member] | Option pricing model [member] | Share Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value | $ / shares		6.32	6.32	5.23
Warrants [Member] | Option pricing model [member] | Exercise Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value | $ / shares		4.26	4.26	29.30
Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description			3.79 years
Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description				1 year
Warrants [Member] | Option pricing model [member] | Expeceted Life Measurement Input [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description				4.30 years
Warrants [Member] | Option pricing model [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		100	100	100
Warrants [Member] | Option pricing model [member] | Dividend Yield Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		0	0	0
Warrants [Member] | Option pricing model [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		1.56	1.56	0.81